Filed Pursuant to Rule 497

Registration File No. 333-214405

STIRA ALCENTRA GLOBAL CREDIT FUND

SUPPLEMENT NO. 3 DATED JULY 18, 2018

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED APRIL 30, 2018

This document supplements, and should be read in conjunction with, the Fund’s prospectus and statement of additional information, each dated April 30, 2018, as supplemented by Supplement No. 1, dated May 7, 2018, and Supplement No. 2, dated June 7, 2018, relating to the Fund’s offering of up to $3,000,000,000 in Class A Shares, Class T Shares, Class D Shares, Class I Shares, and Class C Shares. Terms used and not otherwise defined in this Supplement No. 3 shall have the same meanings as set forth in the Fund’s prospectus. The purpose of this Supplement No. 3 is to disclose:

•	the status of the Fund’s offering;

•	the appointment of Richard Bram Smith as Trustee of the Fund; and

•	updates to the Fund’s portfolio managers.

The Status of the Fund’s Offering

The Fund commenced its continuous initial public offering of up to $3,000,000,000 in Class T Shares on May 8, 2017. On November 7, 2017, the Fund received exemptive relief from the SEC to issue multiple classes of shares and to impose asset-based distribution and servicing fees and early withdrawal fees. The Fund is offering to the public on a continuous basis up to $3,000,000,000 in five classes of Shares: Class A Shares, Class T Shares, Class D Shares, Class I Shares, and Class C Shares. As of July 13, 2018, the Fund had received and accepted investors’ subscriptions for and issued 744,757 Class A Shares, 1,624,053 Class T Shares, 33,553 Class D Shares, 383,523 Class I Shares, and 209,571 Class C Shares in its public offering, resulting in gross offering proceeds of approximately $28.3 million.

The Appointment of Richard Bram Smith as Trustee of the Fund

Effective July 1, 2018, the Board appointed Richard Bram Smith to serve as an Independent Trustee of the Fund to fill the vacancy caused by the resignation of T. Ulrich Brechbühl. Mr. Smith was also appointed to serve on the Fund’s Audit Committee, Nominating and Corporate Governance Committee and Valuation Committee and was named the Chairperson of the Valuation Committee.

In connection with the appointment of Mr. Smith as a Trustee of the Fund, the following row is added to the table under “Independent Trustees” in the “Management of the Fund – Trustees” section of the statement of additional information on page B-17.

NAME	AGE	POSITIONS	Trustee Since
Richard Bram Smith	70	Trustee	2018

The following biography of Mr. Smith is added to the “Management of the Fund – Independent Trustees” section of the statement of additional information beginning on page B-18.

Richard Bram Smith

Mr. Smith has served as Trustee of the Fund since July 2018. Mr. Smith has been the Executive Director of the Loan Syndications and Trading Association (“LSTA”) since September 2008. Mr. Smith has also served on the LSTA board and as its Treasurer. Prior to joining LSTA, Mr. Smith worked for Bear Stearns for five years where, among other duties, Mr. Smith managed the Loan Capital Markets and Sales effort. Prior to this, in 1996, Mr. Smith joined Morgan Stanley, where he set up and managed the company’s Global Loan Business. Prior to Morgan Stanley, Mr. Smith worked at Bankers Trust for nearly 18 years. Mr. Smith’s last responsibilities at Bankers Trust were managing loan syndications, sales and trading. Mr. Smith formerly was the Chairman and President of the United Way in Scarsdale - Edgemont, New York.

Mr. Smith received a B.S. in International Affairs from the U.S. Air Force Academy, an M.A. in International Affairs from Fletcher School of Law and Diplomacy, Tufts University and earned a Master of Business Administration from Harvard Business School. Mr. Smith served in the U.S. Air Force in South East Asia before returning state side for helicopter pilot training. Mr. Smith flew helicopters in California for his last 2½ years of duty for the Aerospace Rescue and Recovery Service.

The Fund believes that Mr. Smith’s prior experience in finance, loan syndication, sales and trading has provided him with the experience, skills and attributes necessary to effectively carry out the duties and responsibilities of a Trustee and that Mr. Smith is highly qualified to serve on the Board.

The following sentence replaces the last sentence of the first paragraph under “Management of the Fund – Compensation of Trustees” section of the statement of additional information on page B-20.

These Trustees are Mitch Vance, Ned W. Brines and Richard Bram Smith.

In connection with the appointment of Mr. Smith to the Audit Committee, the following sentence replaces the penultimate sentence in the “Management –Audit Committee” section of the statement of additional information on page B-21.

The members of the audit committee are Mitch Vance, Ned W. Brines and Richard Bram Smith, each of whom is an Independent Trustee.

In connection with the appointment of Mr. Smith to the Nominating and Corporate Governance Committee, the following sentence replaces the penultimate sentence in the “Management – Nominating and Corporate Governance Committee” section of the statement of additional information on page B-22.

The members of the nominating and corporate governance committee are Christopher Hilbert, Richard Bram Smith, and Ned W. Brines.

In connection with the appointment of Mr. Smith as a member and Chairperson of the Valuation Committee, the following sentences replaces the last two sentences of the first paragraph in the “Management – Valuation Committee” section of the statement of additional information on page B-22.

The members of the Board’s valuation committee are Richard Bram Smith, Ned W. Brines, and Mitch Vance, each of whom is an Independent Trustee. Mr. Smith serves as chairman of the Board’s valuation committee.

The following row is added to the table under “Independent Trustees” in the “Management – Trustee Beneficial Ownership of Shares” section of the statement of additional information on page B-22.

Name of Trustee	Dollar Range of Equity Securities in the Fund(1)(2)(3)
Richard Bram Smith	None

The beneficial ownership table in the “Control Persons and Principal Holders of Securities” section of the statement of additional information on page B-33 is revised to include Richard Bram Smith, under the independent trustees subheading, as beneficially owning zero Shares.

Updates to the Fund’s Portfolio Managers

The management of the Fund’s investment portfolio is the responsibility of the Sub-Adviser, subject to oversight by the Adviser. Effective June 22, 2018 and June 30, 2018, respectively, David Scopelliti and Paul Hatfield resigned from the Sub-Adviser. Effective June 22, 2018, Suhail A. Shaikh and Peter M. Glaser joined the Sub-Adviser and act as portfolio managers for the Fund.

In connection with the resignations of David Scopelliti and Paul Hatfield, any information and references to David Scopelliti and Paul Hatfield in the Fund’s prospectus and statement of additional information hereby is removed. In connection with the appointment of Peter M. Glaser and Suhail A. Shaikh to act as portfolio managers of the Fund, the following information is included under the “Management of the Fund — Investment Personnel” section of the Fund’s prospectus beginning on page 66.

Suhail A. Shaikh. Mr. Shaikh has been the Co-President of Alcentra Capital Corporation and Managing Director and Co-Head of U.S. Direct Lending at the Sub-Adviser since June 2018. Mr. Shaikh previously served as a senior investment professional at Solar Capital Partners, LLC (“Solar”), a private credit fund advisor, which manages over $4 billion of investable capital in two publicly listed business development companies, from 2011 to 2018. Prior to Solar, Mr. Shaikh was in investment banking for over fifteen years as a leveraged finance specialist and financial sponsor banker, most recently as a Managing Director at Bank of America Merrill Lynch from 2005 to 2011. Mr. Shaikh previously worked at JPMorgan, CIBC and Bankers Trust. Mr. Shaikh has an M.B.A. from the Wharton School of Business and an A.B. from Middlebury College.

Peter M. Glaser. Mr. Glaser has been the Co-President of Alcentra Capital Corporation and Managing Director and Co-Head of U.S. Direct Lending at the Sub-Adviser since June 2018. Mr. Glaser was previously a Member of Kohlberg Kravis Roberts & Co. (“KKR”), having been with the firm from 2010 to 2017. Mr. Glaser headed KKR Sponsor Finance, providing clients with capital structure solutions through KKR’s private credit and capital markets platforms. Mr. Glaser was previously a Managing Director at Barclays Capital from 2006 to 2010 and held roles on the U.S. Leveraged Finance team as its Co-Head of Origination & Execution and Co-Head of the Financial Sponsors Group. In his over 25-year career in finance, Mr. Glaser has also held various positions in M&A and corporate finance at Goldman Sachs, Bank of America, Dillon Read, and James D. Wolfensohn Inc. Mr. Glaser received his M.B.A. from Harvard Business School and a B.A. from the University of Pennsylvania.

In connection with the resignation of David Scopelliti and Paul Hatfield, and the appointment of Suhail A. Shaikh and Peter M. Glaser to act as portfolio managers of the Fund, the following information is added to the table under the “Portfolio Management — Other Accounts Managed by Portfolio Managers” section of the statement of additional information on page B-24. All information regarding David Scopelliti and Paul Hatfield is hereby removed from this section.

	Number of Accounts	Assets of Accounts (in millions)	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee (in millions)
Peter M. Glaser
Registered Investment Companies	1	$291.9	1	$291.9
Other Pooled Investment Companies	—	$—	—	$—
Other Accounts	—	$—	—	$—
Suhail A. Shaikh
Registered Investment Companies	1	$291.9	1	$291.9
Other Pooled Investment Companies	—	$—	—	$—
Other Accounts	—	$—	—	$—

In connection with the resignation of David Scopelliti and Paul Hatfield, and the appointment of Suhail A. Shaikh and Peter M. Glaser to act as portfolio managers of the Fund, the following information is added to the table under the “Portfolio Management — Securities Ownership of Portfolio Managers” section of the statement of additional information on page B-24. All information regarding David Scopelliti and Paul Hatfield is hereby removed from this section.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund(1)(2)(3)
Peter M. Glaser	None
Suhail A. Shaikh	None